Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire equity awards, which often include stock options, on or soon after a new hire’s employment start date and annual awards, which often include stock options, generally in the first quarter of each fiscal year, which annual grants are typically approved at a regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of our stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.

We do not grant equity awards in anticipation of the release of material nonpublic information, or MNPI, and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. During 2025, we did not grant any stock options to our named executive officers except for the annual stock options granted with an effective date of April 2, 2025. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method	We do not grant equity awards in anticipation of the release of material nonpublic information, or MNPI, and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. During 2025, we did not grant any stock options to our named executive officers except for the annual stock options granted with an effective date of April 2, 2025. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false